Schedule of Statement of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Total operating loss	$ 6,278	$ 7,492	$ 17,651
Income tax
Net loss	7,517	$ 6,912	$ 17,866
Onkai Inc [Member]
Total operating loss	2,485
Financial expenses, net	30
Income tax	22
Net loss	$ 2,537